As filed with the Securities and Exchange Commission on March 15, 2016

File No. 333-208644

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 2	[X]

Franklin Custodian Funds
(Exact Name of Registrant as Specified in Charter)

(650)312-3200
(Registrant's Area Code and Telephone Number)

One Franklin Parkway, San Mateo, Ca 94403-1906
(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A and B are incorporated by reference to the electronic filing made on February 3, 2016, under Accession No. 0000038721-16-000062.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a)and 12(a):

(1))	Copies of the charter of the Registrant as now in effect;

(a)

Agreement and Declaration of Trust of Franklin Custodian Funds, a Delaware Statutory Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 91 to

Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 25, 2008

(b)

Certificate of Amendment dated December 4, 2006 of Agreement and Declaration of Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 91 to

Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 25, 2008

(c) Certificate of Trust of Franklin Custodian Funds dated October 18, 2006 Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A File No. 002-11346 Filing Date: January 25, 2008

(d)

Certificate of Amendment dated December 4, 2006 to the Certificate of Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 25, 2008

(e)

Certificate of Amendment dated October 21, 2008 of Agreement and Declaration of Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14

File No. 333-156353

Filing Date: December 19, 2008

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)

By-Laws of Franklin Custodian Funds, a Delaware Statutory Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 25, 2008

(b)

Certificate of Amendment dated December 4, 2006 of By-Laws dated October 18, 2006

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 25, 2008

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a) Agreement and Plan of Reorganization of Franklin Custodian Funds, on behalf of Franklin Growth Fund and Franklin Global Trust on behalf of Franklin Large Cap Equity Fund dated March 9, 2016

(5)

Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)

Article III, V, VI, VIII and X of Agreement and Declaration of Trust of the Registrant

Filing: Post-Effective Amendment No. 91 to

Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 25, 2008

(b) Articles II, VI, VII ,and VIII of the By-Laws of the Registrant Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A File No. 002-11346 Filing Date: January 25, 2008

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Investment Management Agreement between the Registrant on behalf of the Franklin DynaTech Fund and Franklin Advisers, Inc. dated February 1, 2008

Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: May 12, 2008

(b)

Investment Management Agreement between the Registrant on behalf of the Franklin Income Fund and Franklin Advisers, Inc. dated February 1, 2008

Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: May 12, 2008

(c)

Investment Management Agreement between the Registrant on behalf of the Franklin Growth Fund and Franklin Advisers, Inc. dated November 1, 2008

Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14

File No. 333-156353

Filing Date: December 19, 2008

(d)

Investment Management Agreement between the Registrant on behalf of the Franklin U.S. Government Securities Fund and Franklin Advisers, Inc. dated February 1, 2008

Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: May 12, 2008

(e)

Investment Management Agreement between the Registrant on behalf of the Franklin Utilities Fund and Franklin Advisers, Inc. dated February 1, 2008

Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: May 12, 2008

(f)

Sub-Advisory Agreement between Franklin Advisers, Inc., on behalf of Franklin Growth Fund and Franklin Investment Advisory Services, LLC, dated November 1, 2008

Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14

File No. 333-156353

Filing Date: December 19, 2008

(g)

Sub-Advisory Agreement between Franklin Advisers, Inc., on behalf of Franklin Income Fund and Templeton Investment Counsel, LLC, dated December 6, 2012

Filing: Post-Effective Amendment No. 100 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 28, 2013

(h)

Form of Investment Management Agreement between the Registrant on behalf of the Franklin Focused Growth Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 20, 2016

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 96 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 27, 2011

(b)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 96 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 27, 2011

(8)

Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: August 19, 1996

(b)

Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 29, 1998

(c)

Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: November 27, 1998

(d)

Amendment dated January 7, 2016 to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 20, 2016

(e)

Amendment dated May 16, 2001 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: October 30, 2001

(f)

Amendment dated January 7, 2016 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 20, 2016

(g)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: October 30, 2001

(h)

Amendment dated September 24, 2015 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 20, 2016

(i)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as May 16, 2001

Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 26, 2015

(j)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: August 19, 1996

(k)

Amendment dated January 7, 2016 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 20, 2016

(10)

Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: December 2, 2009

(b)

Amended And Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: December 2, 2009

(c)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: December 2, 2009

(d)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: December 2, 2009

(e)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: December 2, 2009

(f)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Dynatech Fund and Franklin Growth Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: December 2, 2009

(g)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: December 2, 2009

(h)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Dynatech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc dated July 9, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: December 2, 2009

(i)

Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Growth Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 20, 2016

(j)

Form of Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Growth Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 20, 2016

(k)

Form of Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Growth Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 20, 2016

(l)

Amended and Restated Multiple Class Plan on behalf of Franklin Growth Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 29, 2013

(m)

Amended and Restated Multiple Class Plan on behalf of Franklin Income Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 29, 2013

(n)

Amended and Restated Multiple Class Plan on behalf of Franklin U.S. Government Securities Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 29, 2013

(o)

Amended and Restated Multiple Class Plan on behalf of Franklin Utilities Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 29, 2013

(p)

Amended and Restated Multiple Class Plan on behalf of Franklin DynaTech Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 29, 2013

(q) Form of Multiple Class Plan on behalf of Franklin Focused Growth Fund Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A File No. 002-11346 Filing Date: January 20, 2016

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a) Legal Opinion dated December 18, 2015 Filing: Registration Statement on Form N-14 File No. 333-208644 Filing Date: December 18, 2015

(12)

An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a) Tax Opinion dated March 11, 2016

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Amended and Restated Subcontract for Fund Administrative Services dated May 1, 2014 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 26, 2015

(b)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated June 1, 2014

Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 26, 2015

(c)

Form of Subcontract for Fund Administrative Services on behalf of Franklin Focused Growth Fund between Franklin Advisers, Inc. and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 20, 2016

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14 File No. 333-156353 Filing Date: February 2, 2016

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney dated October 20, 2015 Filing: Registration Statement on Form N-14 File No. 333-208644 Filing Date: December 18, 2015

(17)	Any additional exhibits which the Registrant may wish to file.

(a) Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A File No. 002-11346 Filing Date: January 26, 2015

Item 17. Undertakings

(a)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of San Mateo and the State of California, on the 14th day of March, 2016.

FRANKLIN CUSTODIAN FUNDS

(Registrant)

By:  /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

EDWARD B. JAMIESON*
Edward B. Jamieson	President and Chief Executive Officer- Investment Management
Dated: March 14, 2016

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer- Finance and Administration
Dated: March 14, 2016

GASTON GARDEY*
Gaston Gardey	Chief Financial Officer and Chief Accounting Officer and Treasurer
Dated: March 14, 2016

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: March 14, 2016

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: March 14, 2016

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: March 14, 2016

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: March 14, 2016

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: March 14, 2016

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: March 14, 2016

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: March 14, 2016

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: March 14, 2016

JOHN B WILSON*	Trustee
John B. Wilson	Dated: March 14, 2016

*By    /s/ Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN CUSTODIAN FUNDS

N-14 REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION
EX-99.(4)(a)	Agreement and Plan of Reorganization of Franklin Custodian Funds, on behalf of Franklin Growth Fund and Franklin Global Trust on behalf of Franklin Large Cap Equity Fund dated March 9, 2016	Attached

EX-99.(12)(a)	Tax Opinion dated March 11, 2016	Attached